Provisions for return conditions	12 Months Ended
Dec. 31, 2017
Provisions For Return Conditions
Provisions for return conditions
(19)	Provisions for return conditions

For certain operating leases, the Company is contractually obligated to return the aircraft in a predefined condition. The Company accrues for restitution costs related to aircraft held under operating leases at the time the asset does not meet the return conditions criteria and throughout the remaining duration of the lease.

Provisions for return conditions as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016

Current	$19,093	$53,116
Non – current	144,099	120,822

Total	$163,192	$173,938

Changes in provisions for return conditions as of December 31, 2016 and 2015 are as follows:

	December 31, 2017	December 31, 2016

Balances at beginning of year	$173,938	$161,867
Provisions made	811	28,354
Provisions used	(11,557)	(16,283)

Balances at end of year	$163,192	$173,938